Schedule of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses
General and administrative expenses	$ (63,226)	¥ (442,148)	¥ (413,548)	¥ (390,022)
Profits from operations
Interest expenses		(17,453)
Other income, net	30,975	216,617	310,123	394,698
Net profit attributable to FinVolution Group’s ordinary shareholders	363,560	2,542,405	2,383,146	2,340,835
Net profit attributable to ordinary shareholders		2,542,405	2,383,146	2,340,835
Parent Company [Member]
Operating expenses
General and administrative expenses	(1,817)	(12,708)	(11,636)	(19,446)
Profits from operations
Interest expenses	(2,496)	(17,453)
Other income, net	2,720	19,015	12,161	34,670
Income from subsidiaries	365,153	2,553,551	2,382,621	2,325,611
Net profit attributable to FinVolution Group’s ordinary shareholders	363,560	2,542,405	2,383,146	2,340,835
Net profit attributable to ordinary shareholders	$ 363,560	¥ 2,542,405	¥ 2,383,146	¥ 2,340,835